TORON, INC. - STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		43 Months Ended
	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Cash flows from operating activities:
Net loss	$ 24,174	$ 24,174	$ 34,643	$ (34,643)	$ (10,339)	$ (53,843)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss on intangible asset			6,000			6,000
Increase in accrued expenses					7,336
Net cash used in operating activities				(34,643)	(3,003)	(47,843)
Cash flows from investing activities:
Acquisition of intangible asset						(6,000)
Net cash used in investing activities						(6,000)
Cash flows from financing activities:
Proceeds from issuance of common stock					32,582	32,582
Deposits	23,018	23,018	23,018	23,018		23,018
Net cash provided by financing activities					32,582	55,600
Increase in cash during the period				(34,643)	29,579	1,757
Cash, beginning of period				36,400	14,121
Cash, end of period	$ 1,757	$ 1,757	$ 1,757	$ 1,757	$ 43,700	$ 1,757